Defined Benefit Liabilities (Assets) - Changes in Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Interest income	₩ (4,901)	₩ (3,968)
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	965,654	816,699
Interest income	21,057	19,717
Remeasurement	(1,385)	(5,366)
Contributions	213,298	204,186
Benefit paid	(68,084)	(73,396)
Business combinations	485	3,207
Others	(3,862)	607
Ending balance	₩ 1,127,163	₩ 965,654